SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Property Plant And Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2021
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Computers, peripheral equipment and electronic equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Computers, peripheral equipment and electronic equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	14.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, description	Over the shorter of the related lease period or the life of the asset